Finance Expense (Income)	12 Months Ended
Dec. 31, 2017
Finance Expense (Income) [Abstract]
Finance Expense (Income)

Note 17 – Finance Expense (Income)

	For the year ended December 31
	2017	2016	2015
	USD thousands
Net change in fair value of derivatives
Expenses *	1,049	5,160	-
Income	-	(141)	(94)
Net change in fair value of derivatives	1,049	5,019	(94)

*	This expense is related to the fair value adjustments of warrants. The warrants include an anti-dilution provision whereby the exercise price of the warrants are subject to “weighted average” ratchet anti-dilution provision, so that upon future issuance of the Company’s ADSs or an equivalent number of ordinary shares, subject to specified exceptions, at a price less than the exercise price then in effect, the exercise price will be reduced. The ratchet for the 2017 warrants expired on January 14, 2018, and the ratchet for the 2016 Series A warrants expired on November 25, 2016.

	For the year ended December 31
	2017	2016	2015
	USD thousands
Finance expense
Fees and interest expense	26	6	3
Loss from exchange rate differences, net	-	55	79
Credit allocation fee **	-	-	141
Warrant issuance costs	-	-	4
	26	61	227

**	In August 2015 the Company entered into loan agreements with several third parties (the “Lenders”) pursuant to which, they extended the Company loans of USD 430 thousand. The loans were repaid in November 2015 with an addition of credit allocation fees in the amount of $141 thousand.

	For the year ended December 31
	2017	2016	2015
	USD thousands
Finance income
Income from exchange rate differences, net	(22)	-	-
Interest income from short term deposits	(106)	(138)	-
	(128)	(138)	-